Equity	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Note 19 - Equity
Note 19 – Equity

A.	Composition:

As of December 31, 2021		As of December 31, 2020
Authorized	Issued and paid	Authorized	Issued and paid

Number of ordinary shares of Israeli Shekel 1 par value (in millions)	1,485	1,312	1,485	1,305

Number of Special State shares of Israeli Shekel 1 par value	1	1	1	1

(*) For information regarding the amount of treasury shares, see Note 19.G.(1).

The reconciliation of the number of shares outstanding at the beginning and end of the year is as follows:

Number of Outstanding Shares (in millions)
As of January 1, 2020	1,305
Issuance of shares	-
As of December 31, 2020	1,305
Issuance of shares	7
As of December 31, 2021	1,312

B.	Rights conferred by the shares

(1)
The ordinary shares grant their holders voting rights in General Meetings of the Company, the right to participate in shareholders’ meetings, the right to receive dividends and the right to a share in excess assets upon liquidation of ICL.

(2)
The Special State of Israel Share, held by the State of Israel for the purpose of monitoring matters of vital interest to the State of Israel, grants special rights to make decisions, among other things, on the following matters:

-	Sale or transfer of company assets, which are “essential” to the State of Israel, not in the ordinary course of business.

-
Voluntary liquidation, change or reorganization of the organizational structure of ICL or merger (excluding mergers of entities controlled by ICL, directly or indirectly, that would not impair the rights or power of the Government, as holder of the Special State Share).

-	Any acquisition or holding of 14% or more of the issued share capital of ICL.

-
The acquisition or holding of 25% or more of the issued share capital of ICL (including augmentation of an existing holding up to 25%), even if there was previously an understanding regarding a holding of less than 25%.

-
Any percentage of holding of the Company’s shares, which grants its holder the right, ability or actual possibility to appoint, directly or indirectly, such number of the Company’s directors equal to half or more of the Company’s directors appointed.

During the second half of 2018, an inter-ministry team was established, headed by the Ministry of Finance, whose purpose is, among other things, to regulate the authority and supervision in respect of the Special State of Israel Share, as well as reduce the regulatory burden. In 2019, the work of this team was suspended until further notice due to the dissolution of the Knesset and lack of permanent Government. The Company is unable to estimate when or whether the team will recommence and what are the implications of this process over the Company, if any.

C.	Share-based payments

1.	Non-marketable options

Grant date	Employees entitled	Number of instruments (thousands)	Issuance’s details	Instrument terms	Vesting conditions	Expiration date
August 6, 2014	Officers and senior employees	3,993	An issuance of non-marketable and non-transferrable options, for no consideration, under the amended 2014 Equity Compensation Plan.
Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company. In case that on the exercise date the closing price of an ordinary share is higher than twice the exercise price (the “Share Value Cap”), the number of the exercised shares will be reduced so that the product of the exercised shares actually issued to an offeree multiplied by the share closing price will equal to the product of the number of exercised options multiplied by the Share Value Cap.
					3 equal tranches: (1) one third on December 1, 2016 (2) one third on December 1, 2017 (3) one third on December 1, 2018	Two years from the vesting date.
June 30, 2016	Officers and senior employees	3,035		Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	June 30, 2023
September 5, 2016	Former chairman of BOD	186
February 14, 2017	Former CEO	114				February 14, 2024
June 20, 2017	Officers and senior employees	6,868				June 20, 2024
August 2, 2017	Former chairman of BOD	165
March 6, 2018	Officers and senior employees	5,554				March 6, 2025

Grant date	Employees entitled	Number of instruments (thousands)	Issuance’s details	Instrument terms	Vesting conditions	Expiration date
May 14, 2018	CEO	385	An issuance of non-marketable and non-transferrable options, for no consideration, under the amended 2014 Equity Compensation Plan.	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	May 14, 2025
August 20, 2018	Former chairman of BOD	403				August 20, 2025
April 15, 2019	Officers and senior manager	13,242			2 equal tranches: (1) half at the end of 24 months after the grant date. (2) half at the end of 36 months after the grant date.	5 years after the grant date
June 27, 2019	CEO	3,512
May 29, 2019 *	Chairman of BOD	2,169
June 30, 2021	Senior employees	647

* The options were issued upon Mr. Doppelt’s entry into office on July 1, 2019.

Additional Information

The options issued to the employees in Israel are covered by the provisions of Section 102 of the Israeli Income Tax Ordinance. The issuance is performed through a trustee under the Capital Gains Track. The exercise price is linked to the known CPI as of the date of payment, which is the exercise date. In the event that the Company of distributes a dividend, the exercise price is reduced on the “ex dividend” date, by the amount of the dividend per share (gross), based on the amount in NIS thereof at the effective date.

The fair value of the options granted in 2014, as part of 2014 amended equity compensation plan, was estimated using the binomial model for pricing options. The grants in 2016 until 2019 and 2021 under the amended 2014 Equity Compensation Plan, were estimated using the Black & Scholes model for pricing options. The parameters used in applying the models are as follows:

	2014 Plan
	Granted 2014	Granted 2016	Granted 2017	Granted 2018	Granted 2019	Granted 2021

Share price (in $)	8.2	3.9	4.5	4.4	5.4	6.8
CPI-linked exercise price (in $)	8.4	4.3	4.3	4.3	5.3	7.1
Expected volatility:
First tranche	29.40%	30.51%	31.88%	28.86%	27.85%	31.70%
Second tranche	31.20%	30.51%	31.88%	28.86%	27.85%	31.70%
Third tranche	40.80%	30.51%	31.88%	28.86%	-	-
Expected life of options (in years):
First tranche	4.3	7.0	7.0	7.0	4.4	4.4
Second tranche	5.3	7.0	7.0	7.0	4.4	4.4
Third tranche	6.3	7.0	7.0	7.0	-	-
Risk-free interest rate:
First tranche	(0.17)%	0.01%	0.37%	0.03%	(0.67)%	0.43%
Second tranche	0.05%	0.01%	0.37%	0.03%	(0.67)%	0.43%
Third tranche	0.24%	0.01%	0.37%	0.03%	-	-
Fair value (in $ millions)	8.4	4.0	11.3	8.8	7.5	0.6
Weighted average grant date fair value per option (in $)	1.9	1.1	1.6	1.4	1.2	1.3

The expected volatility was determined based on the historical volatility in the Company’s share prices in the Tel-Aviv Stock Exchange.

The expected life of the options was determined according to Management’s estimate of the period in which the employees will hold the options, taking into consideration their position with the Company and the Company’s past experience regarding the turnover of employees.

The risk‑free interest rate was determined based on the yield to maturity of shekel‑denominated Israeli Government debentures, with a remaining life equal or similar to the anticipated life of the option.

The cost of the benefit embedded in the options and shares from the amended Equity Compensation Plan 2014 is recognized in the statement of income over the vesting period of each portion. Accordingly, in 2021, 2020, and 2019, the Company recorded expenses of $6 million, $8 million and $12 million, respectively.

The movement in the options are as follows:

Number of options
(in millions)

Balance as of January 1, 2020	30
Movement in 2020:
Expired during the year	(2)
Exercised during the year	(1)
Total options outstanding as of December 31, 2020	27
Movement in 2021:
Granted during the year	1
Exercised during the year	(16)
Total options outstanding as of December 31, 2021	12
Subsequent to the date of the report

In February 2022, the Company’s HR & Compensation Committee and the Board of Directors, approved a new triennial equity grant for the years 2022-2024 in the form of about 13 million non-marketable and non-transferable options for no consideration, under the amended 2014 Equity Compensation Plan to senior managers (including the CEO and the Chairman of the Board). The Fair value at the grant date (February 8, 2022) is about $24.5 million. Regarding to the grant of the CEO and the Chairman of the Board, the final quantity and fair value of their options will be determined at the date of the Annual General Meeting of Shareholders. The vesting period of the options will be in three equal tranches, upon the lapse of 12 months, 24 months and 36 months from the grant date.

The exercise prices for options outstanding at the beginning and end of each period are as follows:

December 31, 2021	December 31, 2020	December 31, 2019
Granted 2014 US Dollar	-	-	7.15
Granted 2016 US Dollar	4.61	4.56	4.36
Granted 2017 US Dollar	4.19	4.17	4.01
Granted 2018 US Dollar	4.11	4.12	3.99
Granted 2019 US Dollar	5.77	5.66	5.42
Granted 2021 US Dollar	7.39	-	-

The number of outstanding vested options at the end of each period and the weighted average of the exercise price for these options are as follows (*):

December 31, 2021	December 31, 2020	December 31, 2019

Number of options exercisable (in Millions)	4	11	12
Weighted average exercise price in Israeli Shekel	14.29	13.89	15.19
Weighted average exercise price in US Dollar	4.59	4.32	4.40

(*) The share price as of December 31, 2021, is NIS 30.01 and $9.65.

The range of exercise prices for the options outstanding vested at the end of each period is as follows:

December 31, 2021	December 31, 2020	December 31, 2019

Range of exercise price in Israeli Shekel	12.77-18.06	13.15-18.32	13.55-24.71
Range of exercise price in US Dollar	4.11-5.81	4.09-5.70	3.92-7.15

The average remaining contractual life for the outstanding vested options at the end of each period is as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Average remaining contractual life	2.83	3.58	3.85

2.	Restricted shares

Grant date	Employees entitled	Number of instruments (thousands)	Vesting conditions (*)	Instrument terms	Additional Information	Fair value at the grant date (Million)
June 30, 2016	Officers and senior employees	990	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	An issuance for no consideration, under the amended 2014 Equity Compensation Plan.	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the approval date of the General Meeting where required).	4.1
September 5, 2016	Former chairman of BOD	55
June 20, 2017	Officers and senior employees	2,211				10
August 2, 2017	Former chairman of BOD	53				0.3
January 10, 2018	ICL’s Directors (excluding ICL’s CEO & Chairman of the BOD)	137				0.6
March 6, 2018	Officers and senior employees	1,726				8
May 14, 2018	CEO	121				0.6
August 20, 2018	Former chairman of BOD	47				0.2
April 23, 2020	ICL’s Directors (excluding directors who are officers or directors of Israel Corporation Ltd.)	177	3 equal tranches: (1) one third on January 1, 2021 (2) one third on January 1, 2022 (3) one third on January 1,2023		The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the Grant Date (the approval date of the annual General Meeting of shareholders).	0.6

(*)

Vesting of the Restricted Shares would be fully accelerated if the holder ceases to serve as a director of the Company, unless he/she ceased to hold office due to those certain circumstances regarding early termination of office or imposition of enforcement measures, as set forth in Sections 231-232a and 233(2) of the Israeli Companies Law.

D.	Dividends distributed to the Company’s Shareholders

The date of Board of Directors’ decision to distribute the dividend	Actual date of distribution of the dividend	Gross amount of the dividend distributed (in millions of $)	Net amount of the distribution (net of the subsidiary’s share) (in millions of $)	Amount of the dividend per share (in $)

February 4, 2019	March 13, 2019	62	61	0.05
May 6, 2019	June 19, 2019	76	75	0.06
July 30, 2019	September 24, 2019	74	73	0.06
November 5, 2019	December 18, 2019	65	64	0.05
Total 2019		277	273	0.22
February 11, 2020	March 18, 2020	23	23	0.02
May 10, 2020	June 17, 2020	30	30	0.02
July 27, 2020	September 16, 2020	36	36	0.03
November 10, 2020	December 16, 2020	29	29	0.02
Total 2020		118	118	0.09
February 10, 2021	March 16, 2021	34	34	0.03
May 5, 2021	June 16, 2021	67	67	0.05
July 27, 2021	September 1, 2021	68	68	0.05
November 3, 2021	December 15, 2021	107	107	0.08
Total 2021		276	276	0.21
February 8, 2022*	March 8, 2022	169	169	0.13

(*) The record date is February 23, 2022, and the payment date is March 8, 2022.

E.	Cumulative translation adjustment

The translation reserve includes all translation differences arising from translation of financial statements of foreign operations.

F.	Capital reserves

The capital reserves include expenses for share‑based compensation to employees against a corresponding increase in equity (See item C above) and change in investment at fair value through other comprehensive income (See Note 21.E(3)).

G.	Treasury shares

During 2008 and 2009 22.4 million shares were acquired by the Group under a purchase plan, for a total consideration of approximately $258 million. Total shares held by the Group are about 24.5 million.